NOTE PAYABLE – RELATED PARTY	12 Months Ended
Dec. 31, 2025
Note Payable Related Party
NOTE PAYABLE – RELATED PARTY

NOTE 5 NOTE PAYABLE – RELATED PARTY

Between June 6, 2016, and December 1, 2020 the Company received a total of $1,657,000 in loans from its founder and CEO. Pursuant to the terms of the loans, the advances bear an interest at 3%, is unsecured, and due on demand.

On January 26, 2022, the Company repaid $40,000 of the outstanding loan to its founder and CEO.

On August 26, 2025, the Company repaid $50,000 of the outstanding loan to its founder and CEO.

On December 16, 2025, the Company repaid $75,000 of the outstanding loan to its founder and CEO.

Total loan payable to the founder and CEO for as of December 31, 2025, is $1,492,000.

Total loan payable to the founder and CEO as of December 31, 2024, is $1,617,000.

During the years ended December 31, 2025, the Company recorded $79,275 as an in-kind contribution of interest related to the loan and recorded accrued interest payable of $59,026. As of December 31, 2025, total interest payable is $363,571.

During the year ended December 31, 2024, the Company recorded $81,072 as an in-kind contribution of interest related to the loan and recorded accrued interest payable of $57,832. As of December 31, 2024, total interest payable is $304,545.

As of December 31, 2025, total interest payable is $3,620,514.

As of December 31, 2024, total interest payable is $3,128,768.